Derivative Financial Instruments (Gains and Losses on Derivatives Not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 400,952	¥ 53,758	¥ (148,643)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		319,225	265,324	(79,562)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		65,101	(93,601)	(13,167)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	21,571	(100,326)	(41,296)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(6,960)	(18,007)	(7,761)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 2,015	¥ 368	¥ (6,857)

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥8,660 million, ¥2,836 million and ¥5,230 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2014, 2015 and 2016, respectively.